Expense Example, No Redemption - Aristotle Core Bond Fund	Jul. 29, 2025 USD ($)
Aristotle Core Bond Fund Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 45
Expense Example, No Redemption, 3 Years	141
Expense Example, No Redemption, 5 Years	246
Expense Example, No Redemption, 10 Years	558
Aristotle Core Bond Fund Class I-2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	49
Expense Example, No Redemption, 3 Years	154
Expense Example, No Redemption, 5 Years	269
Expense Example, No Redemption, 10 Years	$ 604